Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

The Company believes that executive compensation should be structured in a way that aligns with long-term shareholder value. The following table illustrates compensation actually paid to our principal executive officer (“PEO”) and other NEOs and our financial performance. The following table sets forth information required by Item 402(v) of Regulation S-K for each of the last two recently completed years, including: (i) the total compensation earned by our PEO (as reported in the Summary Compensation Table above); (ii) the compensation “actually paid” to our PEO (calculated in accordance with Regulation S-K); (iii) the average of the total compensation earned by our other NEOs (calculated based upon our Summary Compensation Table above); (iv) the average compensation “actually paid” to our other NEOs (calculated in accordance with Regulation S-K); (v) our total shareholder return (“TSR”); and (iv) our net income:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: TSR ($)	Net Income ($)
2022	$341,673	$341,673	$202,574	$202,574	$43.93	$11,902,000
2021	335,123	335,123	$189,522	$189,522	$68.59	$11,424,000

(1)	William W. Harrod was our PEO for each of the years presented.
(2)	For 2021 the non-PEO NEOs consisted of Michael C. Frederick, Jill R. Keinsley, and Dennis L. Thomas. For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron.

As discussed above in the Executive Compensation section of this Proxy Statement, the compensation payable to the PEO and Other NEOs consists primarily of base salary and incentive compensation in the form of performance awards as determined under the Bonus Plan. Incentive compensation under the Bonus Plan is largely determined by the pre-tax income performance of the Bank but there are provisions for the award of stock compensation if certain performance thresholds are met. No stock compensation was awarded under the Bonus Plan in 2022 or 2021. As such, there is no direct relationship between compensation actually paid to the PEO or to average compensation actually paid to the other NEOs and TSR.

Management attributes the majority of the decline in TSR to the Company’s stock being removed from the Russell 2000 Index (the “Index”) in June 2021. Inclusion in the Index is determined each year based on a company’s market capitalization and is subject to a variety of factors outside of management’s control. However, as demonstrated by the figures in the table above, there is a general degree of correlation between compensation actually paid and net income during the two-year period, in that compensation actually paid to our PEO and other NEOs increased 2.0% and 6.9%, respectively, in 2022 from 2021 while net income increased 4.2% during the same period.

Named Executive Officers, Footnote [Text Block]
(1)	William W. Harrod was our PEO for each of the years presented.
(2)	For 2021 the non-PEO NEOs consisted of Michael C. Frederick, Jill R. Keinsley, and Dennis L. Thomas. For 2022, our non-PEO NEOs consisted of Michael C. Frederick and Joseph Mahuron.

PEO Total Compensation Amount	$ 341,673	$ 335,123
PEO Actually Paid Compensation Amount	341,673	335,123
Non-PEO NEO Average Total Compensation Amount	202,574	189,522
Non-PEO NEO Average Compensation Actually Paid Amount	202,574	189,522
Total Shareholder Return Amount	43.93	68.59
Net Income (Loss)	$ 11,902,000	$ 11,424,000
PEO Name	William W. Harrod
Percentage of Net Income Loss	4.20%
PEO [Member]
Pay vs Performance Disclosure [Table]
Percentage of Actually Paid Compensation Amount	2.00%
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Percentage of Actually Paid Compensation Amount	6.90%